Securities Sold Under Agreements to Repurchase (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FHLB New York [Member]
Summary of Maximum Month End Repurchase Agreements
Repurchase agreements	$ 0	$ 15,000	$ 15,000
FHLB New York [Member] | Maximum [Member]
Summary of Maximum Month End Repurchase Agreements
Repurchase agreements	45,000	15,000
Customers [Member]
Summary of Maximum Month End Repurchase Agreements
Repurchase agreements	1,968	5,668	6,307
Customers [Member] | Maximum [Member]
Summary of Maximum Month End Repurchase Agreements
Repurchase agreements	$ 7,278	$ 8,249